Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002025218
Document Type	POS AM
Entity Registrant Name	DELIXY HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Registration Statement contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus (the “Public Offering Prospectus”) to be used for the initial public offering of 2,000,000 ordinary shares of the Registrant (the “Ordinary Shares”) through the underwriter named in the Underwriting section of the Public Offering Prospectus, of which 1,350,000 Ordinary Shares are offered by the Registrant and an aggregate of 650,000 Ordinary Shares are offered by the Selling Shareholders.• Resale Prospectus. A prospectus to be used for the potential resale by the Resale Shareholders of an aggregate of 3,000,000 Ordinary Shares of the registrant (the “Resale Prospectus”). The Resale Shares contained in the Resale Prospectus will not be underwritten and sold through the underwriter.The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different outside and inside front covers;• the “Offering” section in the Prospectus Summary section on page 7 of the Public Offering Prospectus is removed and replaced with the “Offering” section on page Alt-1 of the Resale Prospectus;• they contain different “Use of Proceeds” sections on page 29 of the Public Offering Prospectus which are removed and replaced with the “Use of Proceeds” section on page Alt-2 of the Resale Prospectus;• a “Resale Shareholders” section is included in the Resale Prospectus beginning on page Alt-2 of the Resale Prospectus;• references in the Public Offering Prospectus to the Resale Prospectus will be deleted from the Resale Prospectus;• the “Underwriting” section on page 111 of the Public Offering Prospectus is removed and replaced with a “Plan of Distribution” section on page Alt-4 of the Resale Prospectus;• the “Legal Matters” section on page 115 of the Public Offering Prospectus is removed and replaced with the “Legal Matters” section on page Alt-6 of the Resale Prospectus; and• the outside back cover of the Public Offering Prospectus is deleted from the Resale Prospectus.The Registrant has included in this Registration Statement, after the financial statements, a set of alternate pages (the “Alternate Pages”) to reflect the foregoing differences of the Resale Prospectus as compared to the Public Offering Prospectus.The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by Resale Shareholders.
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer